DUE TO AFFILIATE - Summary of Promissory Note (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Aug. 26, 2020
Disclosure of transactions between related parties [line items]
Principal amount outstanding	$ 6,919,387	$ 5,102,335
Due to Affiliate	5,728,184	3,917,433
Due to Affiliate | Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Principal amount outstanding	295,325	300,000	$ 300,000
Less: Discount and transaction costs (net of amortization)	(38,501)	(43,638)
Due to Affiliate	$ 256,824	$ 256,362